Financial assets, liabilities and financial result (excluding Orange Bank) - Hedging instrument reserves (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments	€ (686)	€ (763)	€ (420)
Reserve to be amortized for discontinued hedges	486	514	470
Other comprehensive income related to hedging instruments	(200)	(249)	50
Other subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments	(20)	(25)	(43)
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments	€ (666)	€ (738)	€ (377)